Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)		3 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024	Mar. 31, 2023
Mahindra & Mahindra Financial Services Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Interest expense					[1]	$ 38,203	[1]	$ 38,203	$ 64,844
Interest income					[1]	11,224	[1]	11,224	15,804
Debt - principal repayment	[1]					119,576
Debt - foreclosure charges					[1]	153	[1]	153	1,123,384
Mahindra & Mahindra Financial Services Limited [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Interest expense	[1]		$ 12,427
Interest income	[1]		5,548
Debt - principal repayment	[1]		66,525
Debt - foreclosure charges	[1]
Yard Management Services Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Parking charges					[1]	241,866	[1]	$ 241,866
Yard Management Services Limited [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Parking charges	[1]		241,866
Mark Bailey [Member]
Schedule of Transactions with Related Parties [Line Items]
Amount received for Offering	[2]			2,499,959
Mark Bailey [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amount received for Offering	[2]	2,499,959
Hiroshi Nishijima [Member]
Schedule of Transactions with Related Parties [Line Items]
Amount received for Offering				$ 50,001
Hiroshi Nishijima [Member] | Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Amount received for Offering		$ 50,001

[1]	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and December 31, 2024.
[2]	Mark Bailey was considered a related party until December 6, 2024. Accordingly, transactions until December 6, 2024 with him has been disclosed. However, outstanding balances as of December 31, 2024, have not been disclosed, as he was no longer classified as a related party on that date.